Finance Leases - Future minimum lease payments (Details) - USD ($)		Sep. 30, 2020	Dec. 31, 2019
Finance Leases
2020	[1]	$ 6,692,825
2021		26,523,339
2022		26,470,805
2023		38,028,900
2024		24,179,292
2025 – 2030		116,578,504
Finance lease obligations		238,473,665	$ 258,648,939
Amounts representing interest and deferred finance fees		(36,233,776)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees		$ 202,239,889	$ 215,679,694

[1]	Three-month period ending December 31, 2020.